Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 6. Property, plant and equipment, net

At June 30, 2026 and 2025, property, plant and equipment consisted of the following:

	As of June 30,
	2026	2025
Motor vehicles	231,218	204,587
Furniture and fixtures	31,103	17,345
Computer equipment	22,702	22,665
Leasehold improvements	42,779	42,710
	327,802	287,307
Accumulated depreciation	(189,243)	(217,623)
Property, plant and equipment, net of accumulated depreciation	$138,559	$69,684

*	A motor vehicle with a net carrying amount of $118,072 and $53,365 were held under a finance lease arrangement as of June 30, 2026 and 2025, respectively (Note 9).

During the years ended June 30, 2026, 2025 and 2024, the Company recorded additions to different categories of property, plant and equipment in aggregate costs of $13,775, $5,699 and $25,402, respectively. Apart from the additions, during the years ended June 30, 2026, 2025 and 2024, the Company disposed of different categories of property, plant and equipment in aggregate costs of $80,891, $nil and $9,420, respectively.

For the years ended June 30, 2026, 2025 and 2024, depreciation expense, including the depreciation expense of fixed assets under finance leases, was $52,063, $43,071 and $46,202, respectively.